Leases (Details) - Schedule of Maturities of Operating Lease Liabilities - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Lessee, Operating Lease, Liability, to be Paid, Fiscal Year Maturity [Abstract]
2024	$ 1,900
2025	212
2026	15
Total operating lease payments	2,127
Less: imputed interest	(171)
Present value of lease liabilities	$ 1,956	$ 3,435